Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interconnection	¥ 19,821	¥ 21,037	¥ 20,692
Expected credit impairment losses	5,084	5,761	4,635
Write-down of inventories	196	171	155
Loss/(gain) on disposal of property, plant and equipment	1	(64)	8
Write-off and impairment of property, plant and equipment	1,546	2,975	1,250
Research and development expenses	4,898	2,843	2,490
Auditors' remuneration
- audit services	109	111	108
- tax services	3	2	3
- other services	2	10	6
Other operating expenses - others	15,379	13,398	11,428
Other operating expenses	¥ 47,039	¥ 46,244	¥ 40,775